Derivatives and Hedging Activities - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended					21 Months Ended
	Mar. 26, 2016 USD ($) Interest_Rate_Swaps	Mar. 28, 2015 USD ($)	Mar. 26, 2016 USD ($) Interest_Rate_Swaps gal	Mar. 28, 2015 USD ($)	Dec. 31, 2016 gal	Jun. 30, 2016 gal	Jun. 27, 2015 USD ($) Interest_Rate_Swaps gal	Jun. 28, 2014 USD ($)	Jun. 29, 2013 USD ($)	Dec. 31, 2017 gal
Derivative [Line Items]
Reclassification earnings to interest expense			$ 4,400,000				$ 6,600,000
Non-monetary notional amount volume | gal			12,000,000				9,000,000
Non-monetary remaining notional amount | gal							5,400,000
Non-monetary combined gallon notional amount | gal							4,200,000
Unrealized gain (losses) on derivative instruments			$ (500,000)	$ (2,900,000)			$ (1,800,000)	$ 100,000	$ 600,000
Expense for cash settlements in derivative instruments			3,400,000	500,000			1,200,000	0	$ 0
Aggregate fair value amount of derivative instruments	$ 8,600,000		8,600,000				8,900,000	$ 9,100,000
Collateral posted relating to credit risk related contingent features							0
Termination value of derivatives	8,600,000		8,600,000				8,900,000
Ineffectiveness on interest rate swaps	$ 0	$ 0	0	0
Other, Net [Member]
Derivative [Line Items]
Unrealized gain (losses) on derivative instruments			$ (500,000)	$ (2,900,000)			$ (1,800,000)
Interest Rate Swaps [Member]
Derivative [Line Items]
Number of interest rate swaps | Interest_Rate_Swaps	5		5				5
Notional amount	$ 750,000,000		$ 750,000,000				$ 750,000,000
Number of interest rate swaps | Interest_Rate_Swaps	2		2
Scenario Forecast [Member]
Derivative [Line Items]
Non-monetary notional amount volume | gal					4,200,000	5,400,000				9,800,000